Loans Receivable and Allowance for Loan Losses (Troubled Debt Restructurings on Loan Receivables) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014 Contracts concession	Dec. 31, 2013 Contracts	Dec. 31, 2012 Contracts
Financing Receivable, Modifications [Line Items]
Number of Concessions for Classifying Loans Receivable as TDR	1
Number of contracts	39	28	22
Recorded investment at time of restructure	$ 17,852	$ 16,378	$ 20,765
Additional Concessions Granted [Member]
Financing Receivable, Modifications [Line Items]
Number of contracts	10
Recorded investment at time of restructure	9,700
Commercial and industrial [Member] | TDR with Additional Unused Commitments [Member]
Financing Receivable, Modifications [Line Items]
Number of contracts	1
Unused commitments	14
Commercial and industrial [Member] | Granting a Material Extension of Time [Member]
Financing Receivable, Modifications [Line Items]
Number of contracts	0	0	1
Recorded investment at time of restructure	0	0	1,262
Commercial and industrial [Member] | Forbearance Agreement [Member]
Financing Receivable, Modifications [Line Items]
Number of contracts	5	0	0
Recorded investment at time of restructure	1,758	0	0
Commercial and industrial [Member] | Interest Rate Adjustment [Member]
Financing Receivable, Modifications [Line Items]
Number of contracts	0	0	1
Recorded investment at time of restructure	0	0	3,404
Commercial and industrial [Member] | Change in Amortization Period [Member]
Financing Receivable, Modifications [Line Items]
Number of contracts	3	7	0
Recorded investment at time of restructure	261	1,079	0
Commercial and industrial [Member] | Combination of Concessions [Member]
Financing Receivable, Modifications [Line Items]
Number of contracts	1	3	2
Recorded investment at time of restructure	30	749	3,231
Owner occupied real estate [Member] | Granting a Material Extension of Time [Member]
Financing Receivable, Modifications [Line Items]
Number of contracts	0	2	0
Recorded investment at time of restructure	0	738	0
Owner occupied real estate [Member] | Forbearance Agreement [Member]
Financing Receivable, Modifications [Line Items]
Number of contracts	1	1	0
Recorded investment at time of restructure	330	193	0
Owner occupied real estate [Member] | Accepting Interest Only for a Period of Time [Member]
Financing Receivable, Modifications [Line Items]
Number of contracts	3	0	0
Recorded investment at time of restructure	1,601	0	0
Owner occupied real estate [Member] | Change in Amortization Period [Member]
Financing Receivable, Modifications [Line Items]
Number of contracts	1	0	0
Recorded investment at time of restructure	128	0	0
Owner occupied real estate [Member] | Combination of Concessions [Member]
Financing Receivable, Modifications [Line Items]
Number of contracts	0	0	1
Recorded investment at time of restructure	0	0	1,451
Commercial construction and land development [Member] | TDR with Additional Unused Commitments [Member]
Financing Receivable, Modifications [Line Items]
Number of contracts		1
Unused commitments		43
Commercial construction and land development [Member] | Granting a Material Extension of Time [Member]
Financing Receivable, Modifications [Line Items]
Number of contracts	2	4	5
Recorded investment at time of restructure	276	2,738	3,396
Commercial construction and land development [Member] | Forbearance Agreement [Member]
Financing Receivable, Modifications [Line Items]
Number of contracts	3	0	0
Recorded investment at time of restructure	2,185	0	0
Commercial construction and land development [Member] | Change in Amortization Period [Member]
Financing Receivable, Modifications [Line Items]
Number of contracts	1	0	0
Recorded investment at time of restructure	214	0	0
Commercial construction and land development [Member] | Combination of Concessions [Member]
Financing Receivable, Modifications [Line Items]
Number of contracts	1	0	1
Recorded investment at time of restructure	3,284	0	3,546
Commercial real estate [Member] | Granting a Material Extension of Time [Member]
Financing Receivable, Modifications [Line Items]
Number of contracts	0	0	1
Recorded investment at time of restructure	0	0	68
Commercial real estate [Member] | Forbearance Agreement [Member]
Financing Receivable, Modifications [Line Items]
Number of contracts	1	0	0
Recorded investment at time of restructure	2,292	0	0
Commercial real estate [Member] | Change in Amortization Period [Member]
Financing Receivable, Modifications [Line Items]
Number of contracts	14	0	0
Recorded investment at time of restructure	1,893	0	0
Commercial real estate [Member] | Combination of Concessions [Member]
Financing Receivable, Modifications [Line Items]
Number of contracts	1	4	1
Recorded investment at time of restructure	3,275	6,220	3,275
Residential [Member] | Granting a Material Extension of Time [Member]
Financing Receivable, Modifications [Line Items]
Number of contracts	0	2	2
Recorded investment at time of restructure	0	570	329
Residential [Member] | Forbearance Agreement [Member]
Financing Receivable, Modifications [Line Items]
Number of contracts	0	1	0
Recorded investment at time of restructure	0	3,096	0
Residential [Member] | Interest Rate Adjustment [Member]
Financing Receivable, Modifications [Line Items]
Number of contracts	1	0	0
Recorded investment at time of restructure	143	0	0
Residential [Member] | Change in Amortization Period [Member]
Financing Receivable, Modifications [Line Items]
Number of contracts	0	1	0
Recorded investment at time of restructure	0	346	0
Residential [Member] | Combination of Concessions [Member]
Financing Receivable, Modifications [Line Items]
Number of contracts	0	1	1
Recorded investment at time of restructure	0	134	195
Consumer [Member] | Granting a Material Extension of Time [Member]
Financing Receivable, Modifications [Line Items]
Number of contracts	0	1	4
Recorded investment at time of restructure	0	35	426
Consumer [Member] | Forbearance Agreement [Member]
Financing Receivable, Modifications [Line Items]
Number of contracts	1	1	0
Recorded investment at time of restructure	182	480	0
Consumer [Member] | Combination of Concessions [Member]
Financing Receivable, Modifications [Line Items]
Number of contracts	0	0	2
Recorded investment at time of restructure	$ 0	$ 0	$ 182